34) Insurance technical provisions and pension plans (Details 10) - Non-Life, Life and Pension - Claims Net of Reinsurance Ceded [Member] R$ in Thousands	12 Months Ended
Dec. 31, 2020 BRL (R$)
Year claims were notified - Until 2010 [Member]
Amount estimated for net claims for reinsurance:
Estimate of claims on the reporting date (2020)	R$ 3,623,080
Payments of claims	(3,485,784)
Outstanding claims, net of reinsurance	137,296
Year claims were notified - Until 2010 [Member] | In the year after notification [Member]
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	3,446,862
Year claims were notified - Until 2010 [Member] | One year after notification [Member]
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	3,419,740
Year claims were notified - Until 2010 [Member] | Two years after notification [Member]
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	3,428,088
Year claims were notified - Until 2010 [Member] | Three years after notification [Member]
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	3,437,538
Year claims were notified - Until 2010 [Member] | Four years after notification [Member]
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	3,467,643
Year claims were notified - Until 2010 [Member] | Five years after notification [Member]
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	3,480,339
Year claims were notified - Until 2010 [Member] | Six years after notification [Member]
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	3,490,242
Year claims were notified - Until 2010 [Member] | Seven years after notification [Member]
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	3,481,343
Year claims were notified - Until 2010 [Member] | Eight years after notification [Member]
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	3,496,367
Year claims were notified - Until 2010 [Member] | Nine years after notification [Member]
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	3,497,445
Year claims were notified - Until 2010 [Member] | Ten years after notification [Member]
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	3,623,080
Year claims were notified - 2011 [Member]
Amount estimated for net claims for reinsurance:
Estimate of claims on the reporting date (2020)	3,889,088
Payments of claims	(3,843,593)
Outstanding claims, net of reinsurance	45,495
Year claims were notified - 2011 [Member] | In the year after notification [Member]
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	3,844,686
Year claims were notified - 2011 [Member] | One year after notification [Member]
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	3,806,221
Year claims were notified - 2011 [Member] | Two years after notification [Member]
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	3,797,808
Year claims were notified - 2011 [Member] | Three years after notification [Member]
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	3,826,913
Year claims were notified - 2011 [Member] | Four years after notification [Member]
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	3,834,708
Year claims were notified - 2011 [Member] | Five years after notification [Member]
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	3,871,555
Year claims were notified - 2011 [Member] | Six years after notification [Member]
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	3,873,835
Year claims were notified - 2011 [Member] | Seven years after notification [Member]
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	3,896,069
Year claims were notified - 2011 [Member] | Eight years after notification [Member]
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	3,886,942
Year claims were notified - 2011 [Member] | Nine years after notification [Member]
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	3,889,088
Year claims were notified - 2012 [Member]
Amount estimated for net claims for reinsurance:
Estimate of claims on the reporting date (2020)	4,230,263
Payments of claims	(4,168,436)
Outstanding claims, net of reinsurance	61,827
Year claims were notified - 2012 [Member] | In the year after notification [Member]
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	4,257,561
Year claims were notified - 2012 [Member] | One year after notification [Member]
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	4,134,444
Year claims were notified - 2012 [Member] | Two years after notification [Member]
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	4,151,462
Year claims were notified - 2012 [Member] | Three years after notification [Member]
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	4,163,604
Year claims were notified - 2012 [Member] | Four years after notification [Member]
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	4,191,766
Year claims were notified - 2012 [Member] | Five years after notification [Member]
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	4,197,799
Year claims were notified - 2012 [Member] | Six years after notification [Member]
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	4,218,005
Year claims were notified - 2012 [Member] | Seven years after notification [Member]
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	4,224,281
Year claims were notified - 2012 [Member] | Eight years after notification [Member]
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	4,230,263
Year claims were notified - 2013 [Member]
Amount estimated for net claims for reinsurance:
Estimate of claims on the reporting date (2020)	4,210,256
Payments of claims	(4,137,134)
Outstanding claims, net of reinsurance	73,122
Year claims were notified - 2013 [Member] | In the year after notification [Member]
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	4,326,906
Year claims were notified - 2013 [Member] | One year after notification [Member]
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	4,148,519
Year claims were notified - 2013 [Member] | Two years after notification [Member]
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	4,158,528
Year claims were notified - 2013 [Member] | Three years after notification [Member]
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	4,184,738
Year claims were notified - 2013 [Member] | Four years after notification [Member]
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	4,165,035
Year claims were notified - 2013 [Member] | Five years after notification [Member]
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	4,189,183
Year claims were notified - 2013 [Member] | Six years after notification [Member]
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	4,193,407
Year claims were notified - 2013 [Member] | Seven years after notification [Member]
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	4,210,256
Year claims were notified - 2014 [Member]
Amount estimated for net claims for reinsurance:
Estimate of claims on the reporting date (2020)	4,774,017
Payments of claims	(4,675,857)
Outstanding claims, net of reinsurance	98,160
Year claims were notified - 2014 [Member] | In the year after notification [Member]
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	5,069,079
Year claims were notified - 2014 [Member] | One year after notification [Member]
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	4,889,217
Year claims were notified - 2014 [Member] | Two years after notification [Member]
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	4,902,783
Year claims were notified - 2014 [Member] | Three years after notification [Member]
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	4,802,886
Year claims were notified - 2014 [Member] | Four years after notification [Member]
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	4,781,938
Year claims were notified - 2014 [Member] | Five years after notification [Member]
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	4,775,574
Year claims were notified - 2014 [Member] | Six years after notification [Member]
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	4,774,017
Year claims were notified - 2015 [Member]
Amount estimated for net claims for reinsurance:
Estimate of claims on the reporting date (2020)	5,226,808
Payments of claims	(5,078,047)
Outstanding claims, net of reinsurance	148,761
Year claims were notified - 2015 [Member] | In the year after notification [Member]
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	5,490,043
Year claims were notified - 2015 [Member] | One year after notification [Member]
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	5,380,728
Year claims were notified - 2015 [Member] | Two years after notification [Member]
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	5,304,496
Year claims were notified - 2015 [Member] | Three years after notification [Member]
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	5,244,592
Year claims were notified - 2015 [Member] | Four years after notification [Member]
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	5,243,035
Year claims were notified - 2015 [Member] | Five years after notification [Member]
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	5,226,808
Year claims were notified - 2016 [Member]
Amount estimated for net claims for reinsurance:
Estimate of claims on the reporting date (2020)	5,270,597
Payments of claims	(5,106,558)
Outstanding claims, net of reinsurance	164,039
Year claims were notified - 2016 [Member] | In the year after notification [Member]
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	5,453,855
Year claims were notified - 2016 [Member] | One year after notification [Member]
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	5,287,974
Year claims were notified - 2016 [Member] | Two years after notification [Member]
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	5,272,711
Year claims were notified - 2016 [Member] | Three years after notification [Member]
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	5,263,080
Year claims were notified - 2016 [Member] | Four years after notification [Member]
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	5,270,597
Year claims were notified - 2017 [Member]
Amount estimated for net claims for reinsurance:
Estimate of claims on the reporting date (2020)	5,214,282
Payments of claims	(5,003,584)
Outstanding claims, net of reinsurance	210,698
Year claims were notified - 2017 [Member] | In the year after notification [Member]
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	5,248,319
Year claims were notified - 2017 [Member] | One year after notification [Member]
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	5,190,160
Year claims were notified - 2017 [Member] | Two years after notification [Member]
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	5,218,931
Year claims were notified - 2017 [Member] | Three years after notification [Member]
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	5,214,282
Year claims were notified - 2018 [Member]
Amount estimated for net claims for reinsurance:
Estimate of claims on the reporting date (2020)	4,844,993
Payments of claims	(4,581,466)
Outstanding claims, net of reinsurance	263,527
Year claims were notified - 2018 [Member] | In the year after notification [Member]
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	4,848,787
Year claims were notified - 2018 [Member] | One year after notification [Member]
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	4,802,426
Year claims were notified - 2018 [Member] | Two years after notification [Member]
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	4,844,993
Year claims were notified - 2019 [Member]
Amount estimated for net claims for reinsurance:
Estimate of claims on the reporting date (2020)	4,317,355
Payments of claims	(3,984,520)
Outstanding claims, net of reinsurance	332,835
Year claims were notified - 2019 [Member] | In the year after notification [Member]
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	4,768,287
Year claims were notified - 2019 [Member] | One year after notification [Member]
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	4,317,355
Year claims were notified - 2020 [Member]
Amount estimated for net claims for reinsurance:
Estimate of claims on the reporting date (2020)	4,136,182
Payments of claims	(2,939,037)
Outstanding claims, net of reinsurance	1,197,145
Year claims were notified - 2020 [Member] | In the year after notification [Member]
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	4,136,182
Year claims were notified - Total [Member]
Amount estimated for net claims for reinsurance:
Estimate of claims on the reporting date (2020)	49,736,921
Payments of claims	(47,004,016)
Outstanding claims, net of reinsurance	R$ 2,732,905